STOCK TRANSACTIONS (Details Narrative) - USD ($)											1 Months Ended
	Dec. 05, 2022	Nov. 11, 2022	Aug. 04, 2022	Jul. 15, 2022	Jun. 08, 2022	Apr. 08, 2022	Apr. 05, 2022	Dec. 10, 2021	Nov. 04, 2021	Oct. 02, 2021	Oct. 25, 2022	Jul. 20, 2022	May 16, 2022	Mar. 28, 2022	Nov. 24, 2021	Oct. 29, 2021
Series A Preferred Stock [Member]
Number of shares issued	1,112										6,667
Series A Preferred Stock [Member] | Convertible Debt [Member]
Shares issued in satisfaction of convertible identedness		105,126						950		3,914
Convertible shares issued, value		$ 761,500
Accrued Interest		$ 380,262						$ 10,625		$ 23,369
Value of shares issued in satisdaction of convertible debt								$ 25,000		$ 50,000
Common Stock [Member] | Convertible Debt [Member]
Shares issued in satisfaction of convertible identedness		11,279	4,667	33,333	66,667	66,666	26,667		5,751	67,812		36,343	66,667	10,667	51,570	17,165
Convertible shares issued, value		$ 25,639
Accrued Interest				$ 32,950		$ 1,500	$ 1,701		$ 69,012	$ 154,991				$ 39,708	$ 36,967	$ 54,000
Value of shares issued in satisdaction of convertible debt				$ 132,650	$ 334,800	$ 550,161	$ 218,617		$ 50,000	$ 425,000		$ 180,552	$ 334,800	$ 48,420	$ 95,964	$ 140,000